Receivables, Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

	June 30, 2026	December 31, 2025
Current:
Trade receivables, other than related parties	$780	$1,041
Other receivables	289	254
Unbilled accounts receivable(1)	96	63
Receivables from government grants	293	167
Other current financial assets	31	53
Total	$1,489	$1,578
Non-current:
Unbilled accounts receivable(1)	$12	$18
Advances to suppliers	155	173
Receivables from government grants	234	100
Equity investments	112	101
Other	107	106
Total	$620	$498
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
Schedule of Unbilled Accounts Receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the six months ended June 30, 2026 and for the twelve months ended December 31, 2025, respectively:

	June 30, 2026	December 31, 2025
Balance, beginning of period	$81	$38
Revenue recognized during the period	110	177
Amounts invoiced	(88)	(135)
Other	5	1
Balance, end of period	$108	$81